Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Common stock from direct offering, net of underwriting discounts, commissions, and offering expenses		$ 495,000	$ 1,334,811
Warrants, net of underwriting discounts, commissions, and offering expenses	$ 243,145